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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Tax-Exempt Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.4%
ALABAMA 0.3%

County of Jefferson
Refunding Revenue Bonds
Series 1997A (FGIC)
02/01/22	5.625%	$570,000	$338,420
Revenue Bonds
Series 2004A
01/01/19	5.250%	2,790,000	2,692,406
01/01/23	5.250%	7,500,000	7,001,400
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	4,900,000	5,217,422
Total			15,249,648

ALASKA 0.7%

Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
3rd Series 1999 (AGM)
07/01/14	6.000%	2,000,000	2,219,980
4th Series 2000 (AGM)
07/01/20	6.000%	4,145,000	5,189,954
07/01/21	6.000%	2,395,000	3,026,490
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	19,189,677
10/01/41	7.750%	4,350,000	4,578,288
Total			34,204,389

ARIZONA 1.5%

Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	7,800,000	8,441,706
Arizona Transportation Board Revenue Bonds Maricopa County Regional Area Road Fund Series 2007
07/01/25	5.000%	1,500,000	1,695,090
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality Series 2008A
10/01/22	5.000%	1,500,000	1,768,875
City of Tucson
Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC)
07/01/13	5.500%	2,380,000	2,470,535
Revenue Bonds
Series 2002 (NPFGC/FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)

07/01/14	5.500%	$1,500,000	$1,557,060
Unlimited General Obligation Bonds
Series 1984G (NPFGC/FGIC)
07/01/14	7.625%	3,140,000	3,631,473
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	14,341,387
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A
07/01/26	5.500%	5,000,000	5,271,950
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,707,731
Pima County Industrial Development Authority Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT(a)
09/01/21	8.200%	10,980,000	14,952,454
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	5,434,344
Total			70,272,605

CALIFORNIA 12.5%

ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Community
Series 2011
07/01/26	6.125%	3,420,000	3,825,886
07/01/41	6.125%	7,015,000	7,500,368
Revenue Bonds
San Diego Hospital Association
Series 2003C
03/01/20	5.375%	1,320,000	1,399,649
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,648,160
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c)
07/01/18	6.000%	2,000,000	1,927,640
Cabazon Band Mission Indians(c)(d)
Revenue Bonds
Series 2004
06/01/12	13.000%	400,000	240,000
10/01/15	8.375%	1,740,000	1,055,240
10/01/19	8.750%	8,670,000	5,205,728

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)

Series 2010
10/01/20	8.375%	$1,415,000	$1,445,904
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC)(e)
10/01/17	0.000%	2,525,000	2,167,536
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	147,736
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,682,520
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,371,480
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	7,890,000	9,271,776
California Housing Finance Agency(a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	3,810,000	3,808,057
Series 2006K AMT
02/01/42	5.500%	5,835,000	5,819,129
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,517,092
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,272,360
California Municipal Finance Authority(a)(d)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	1,415,000	1,415,311
12/01/32	7.500%	1,925,000	1,970,892
California State Department of Veterans Affairs Revenue Bonds Series 2007A AMT(a)
12/01/22	4.850%	1,700,000	1,786,343
California State Public Works Board Revenue Bonds Various Capital Projects Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,044,780
California Statewide Communities Development Authority
Revenue Bonds
Aspire Public Schools

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)

Series 2010
07/01/30	6.000%	$5,000,000	$5,262,550
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,061,870
Kaiser Permanente
Series 2006B
03/01/45	5.250%	13,000,000	13,474,110
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	5,822,685
California Statewide Communities Development Authority(b)
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10/01/26	7.000%	10,235,000	11,012,962
10/01/38	7.250%	4,350,000	4,580,463
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)(e)
08/01/24	0.000%	9,445,000	5,936,749
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	7,900,000	10,515,690
City of San Jose
Revenue Bonds
Series 2001A (NPFGC/FGIC)
03/01/31	5.000%	4,855,000	4,859,224
City of San Jose(a)
Revenue Bonds
Series 2007A (AMBAC) AMT
03/01/15	5.000%	3,000,000	3,300,480
03/01/16	5.000%	3,000,000	3,347,490
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	2,500,000	2,710,725
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,397,680
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	4,100,000	4,007,832
Foothill-Eastern Transportation Corridor Agency(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,282,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	$3,925,000	$4,270,792
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,850,000	1,873,199
Kaweah Delta Health Care District Refunding Revenue Bonds Series 2006
06/01/34	4.500%	7,500,000	6,980,325
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	5,000,000	5,569,300
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	875,000	812,420
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC)(e)
08/01/22	0.000%	2,180,000	1,228,168
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,448,288
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	9,977,313
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC/FGIC)(e)
08/01/23	0.000%	9,790,000	6,080,863
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	901,520
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT(a)
04/01/16	8.000%	7,000,000	9,052,890

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	$4,500,000	$5,095,845
05/15/39	5.250%	17,000,000	19,076,210
San Diego Unified School District Unlimited General Obligation Bonds Election of 1998 Series 2002D (FGIC)
07/01/27	5.000%	8,000,000	8,121,120
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	17,800,000	18,675,048
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	541,175
08/01/39	6.625%	1,500,000	1,628,625
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01/01/33	5.000%	1,500,000	1,230,210
San Joaquin Hills Transportation Corridor Agency(e)
Refunding Revenue Bonds
Capital Appreciation
Series 1997A (NPFGC)
01/15/14	0.000%	14,450,000	12,990,839
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM)(e)
08/01/18	0.000%	1,785,000	1,474,017
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM)
08/01/23	5.000%	1,500,000	1,732,500
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	3,101,525
Series 2003
02/01/21	5.000%	4,625,000	4,873,594
Series 2006
10/01/36	4.500%	4,015,000	4,047,963
Various Purpose
Series 2003
11/01/22	5.000%	5,000,000	5,305,200
11/01/24	5.125%	8,000,000	8,509,920
Series 2005
03/01/32	5.000%	1,500,000	1,570,845
06/01/35	4.750%	2,500,000	2,560,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
08/01/35	5.000%	$10,000,000	$10,562,200
Series 2007
12/01/32	5.000%	8,000,000	8,525,680
06/01/37	5.000%	13,145,000	13,736,394
11/01/37	5.000%	18,000,000	18,867,240
12/01/37	5.000%	10,200,000	10,697,760
Series 2008
03/01/27	5.500%	1,000,000	1,142,240
03/01/38	5.250%	8,250,000	8,946,877
Series 2009
04/01/31	5.750%	32,500,000	37,874,850
04/01/35	6.000%	15,000,000	17,448,150
04/01/38	6.000%	22,500,000	26,064,675
11/01/39	5.500%	15,520,000	17,249,859
Series 2010
03/01/30	5.250%	3,000,000	3,361,560
03/01/33	6.000%	5,000,000	5,985,750
03/01/40	5.500%	17,200,000	19,064,308
Series 2011
09/01/30	5.250%	8,750,000	9,971,500
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	36,276,352
Various Purpose
Series 2008
04/01/38	5.000%	1,015,000	1,066,542
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,325
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC)
01/01/33	5.000%	4,450,000	4,474,786
University of California Revenue Bonds General Series 2009Q
05/15/34	5.000%	5,750,000	6,297,400
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	9,365,000	9,656,532
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,780,010
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC/FGIC)(e)
09/01/18	0.000%	1,160,000	921,655
Total			586,804,956
COLORADO 1.5%
Baptist Road Rural Transportation Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Revenue Bonds
Series 2007
12/01/17	4.800%	$875,000	$788,751
12/01/22	4.950%	1,855,000	1,456,509
12/01/26	5.000%	1,860,000	1,349,300
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08/01/25	5.000%	1,000,000	1,125,450
City & County of Denver(a)
Refunding Revenue Bonds
United Air Lines Project
Series 2007A AMT
10/01/32	5.250%	5,000,000	4,598,500
City of Westminster Revenue Bonds Post Project Series 2007D (AGM)
12/01/23	5.000%	1,240,000	1,399,997
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartment
Series 2008
06/01/33	5.500%	2,000,000	2,114,980
06/01/38	5.500%	6,000,000	6,283,500
Colorado Health Facilities Authority
Refunding Revenue Bonds
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,097,628
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	1,200,000	1,270,068
Series 2009A
06/01/38	6.125%	3,250,000	3,347,728
Unrefunded Revenue Bonds
Series 2000
12/01/25	6.900%	680,000	688,527
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM)
03/01/27	5.000%	1,250,000	1,380,525
County of El Paso Revenue Bonds Series 1988A (GNMA) AMT(a)
03/25/19	8.375%	30,744	30,803
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,331,800
E-470 Public Highway Authority(e)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
09/01/22	0.000%	$6,515,000	$3,905,808
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	14,286,660
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,619,478
12/15/37	5.500%	3,100,000	2,800,075
Platte River Power Authority Revenue Bonds Series 2009HH
06/01/24	5.000%	1,000,000	1,179,370
Regional Transportation District Refunding Revenue Bonds Series 2007A
11/01/24	5.250%	1,000,000	1,302,520
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2009A
11/15/29	6.000%	5,000,000	5,746,950
University of Colorado Revenue Bonds Series 2006A (AMBAC)
06/01/23	5.000%	1,000,000	1,182,880
Total			70,287,807
CONNECTICUT 0.2%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,000,000	8,886,240
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A(b)(c)(f)
09/01/34	5.750%	4,000,000	1,552,320
Total			10,438,560
DELAWARE 0.1%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010
02/01/31	5.400%	5,000,000	5,417,350
DISTRICT OF COLUMBIA 0.3%
District of Columbia Refunding Revenue Bonds 2nd Series 2009B
12/01/23	5.000%	2,000,000	2,396,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT(a)
10/01/22	4.750%	$4,250,000	$4,612,440
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d)
12/01/16	8.500%	6,615,223	6,395,928
Total			13,405,108
FLORIDA 2.9%
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/24	5.000%	1,800,000	1,889,586
04/01/34	5.000%	16,250,000	16,592,387
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC)(e)
04/01/17	0.000%	375,000	226,609
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d)
07/01/40	7.500%	7,855,000	7,873,224
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d)
07/15/32	7.000%	1,895,000	852,693
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10/01/24	5.000%	2,985,000	3,295,171
County of Broward Airport System Revenue Bonds Series 2001J-I (AMBAC) AMT(a)
10/01/26	5.250%	2,000,000	2,014,260
County of Escambia Revenue Bonds Series 2003A AMT(a)
11/01/27	5.750%	2,750,000	2,809,262
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/35	5.375%	11,000,000	12,242,010
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC)
12/01/20	5.000%	1,040,000	1,138,207

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	$1,030,000	$1,250,883
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	470,000	516,699
County of St. Johns Revenue Bonds Series 2006 (AMBAC)
10/01/26	5.000%	1,000,000	1,082,000
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	1,270,000	1,306,297
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,500,881
06/01/27	5.000%	5,800,000	6,794,642
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06/01/24	5.000%	5,500,000	6,015,845
Highlands County Health Facilities Authority
Prerefunded 11/15/12 Revenue Bonds
Adventist Health
Series 2002B
11/15/23	5.250%	10,300,000	10,670,903
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	215,000	260,344
Series 2006G
11/15/21	5.125%	70,000	84,358
11/15/32	5.125%	465,000	560,381
Hillsborough County Industrial Development Authority Refunding Revenue Bonds Tampa General Hospital Project Series 2003A
10/01/18	5.000%	825,000	862,711
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,115,200
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007
10/01/29	5.000%	1,000,000	1,030,900
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
10/01/22	6.875%	$2,000,000	$2,721,420
Series 2011A
10/01/40	7.250%	7,000,000	7,635,810
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,697,640
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	645,000	656,926
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,071,532
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(b)(c)
10/01/27	5.250%	9,750,000	9,536,475
South Florida Water Management District Certificate of Participation Series 2006 (AMBAC)
10/01/26	5.000%	1,400,000	1,520,414
State of Florida
Revenue Bonds
Series 2007A (AMBAC)
07/01/18	5.000%	2,000,000	2,372,320
Unlimited General Obligation Bonds
Jacksonville Transportation Authority
Series 1985 Escrowed to Maturity
01/01/15	9.200%	1,210,000	1,381,977
Unrefunded Unlimited General Obligation Bonds
Series 1985
06/01/14	9.125%	675,000	725,956
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,795,100
Tolomato Community Development District
Special Assessment Bonds
Series 2007
05/01/17	6.375%	885,000	381,435
05/01/27	6.550%	3,500,000	1,491,175
Village Center Community Development District Refunding Revenue Bonds Series 1998A (NPFGC)
11/01/12	5.500%	750,000	767,685
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,945,000	2,228,158

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/23	6.000%	$1,985,000	$1,963,820
Total			137,933,296

GEORGIA 2.9%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,295,800
Cartersville Development Authority Refunding Revenue Bonds Anheuser-Busch Project Series 2002 AMT(a)
02/01/32	5.950%	1,250,000	1,252,287
Chatham County Hospital Authority Revenue Bonds Improvement-Memorial Health University Series 2004A
01/01/34	5.500%	2,500,000	2,443,875
City of Atlanta
Revenue Bonds
Series 1999A (NPFGC/FGIC)
11/01/22	5.500%	5,475,000	6,666,524
Series 2004 (AGM)
11/01/25	5.750%	1,000,000	1,277,090
County of Fulton Water & Sewerage Revenue Bonds Series 1992 Escrowed to Maturity
01/01/14	6.375%	6,215,000	6,675,842
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,741,250
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10/01/12	5.500%	2,385,000	2,394,898
10/01/32	5.125%	1,270,000	1,271,283
Georgia Tech Foundation Funding
Series 2002A
11/01/13	5.250%	1,105,000	1,114,216
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	32,500,000	35,218,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Georgia Housing & Finance Authority Revenue Bonds Single Family Mortgage Subordinated Series 1999A-2 AMT(a)
06/01/29	5.200%	$1,615,000	$1,615,840
Georgia State Road & Tollway Authority
Refunding Revenue Bonds
Series 2011A
03/01/18	5.000%	15,695,000	19,375,320
Series 2011B
10/01/16	5.000%	2,000,000	2,401,240
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC)
02/01/20	6.150%	5,390,000	6,890,792
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Rental-Mortgage
Series 1992N
07/01/18	6.250%	450,000	524,061
Series 1992P (AMBAC)
07/01/20	6.250%	6,000,000	7,164,540
Series 2007A (AMBAC/FGIC)
07/01/26	5.250%	1,000,000	1,273,370
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	420,000	468,044
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC)
01/01/18	6.600%	3,600,000	4,257,900
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	17,280,000	20,042,726
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a)
01/01/34	6.125%	3,000,000	3,072,690
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/24	5.000%	1,000,000	1,116,150
Total			134,554,688

GUAM —%
Territory of Guam Revenue Bonds Section 30 Series 2009A(c)
12/01/34	5.750%	2,000,000	2,126,980

HAWAII 0.7%
Hawaii Pacific Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII (CONTINUED)
Revenue Bonds
Series 2010A
07/01/40	5.500%	$6,500,000	$6,809,205
Series 2010B
07/01/30	5.625%	1,220,000	1,333,985
07/01/40	5.750%	1,630,000	1,747,996
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,173,300
11/15/44	9.000%	3,000,000	3,528,390
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	5,250,000	5,833,852
Hawaii State Department of Budget & Finance(a)
Refunding Revenue Bonds
Electric Co. & Subsidiary Project
Series 2003B (XLCA) AMT
12/01/22	5.000%	12,500,000	12,662,750
Total			33,089,478
IDAHO 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,207,290
12/01/33	6.250%	6,000,000	7,083,540
Idaho Health Facilities Authority(g)
Refunding Revenue Bonds
IHC Hospitals, Inc.
Series 1992 Escrowed to Maturity
02/15/21	6.650%	6,000,000	8,455,260
Total			16,746,090
ILLINOIS 8.2%
Chicago Board of Education
Certificate of Participation
Lease Certificates
Series 1992A (NPFGC)
01/01/15	6.250%	9,955,000	10,725,816
01/01/16	6.000%	5,000,000	5,809,750
01/01/20	6.000%	8,000,000	9,499,280
Unlimited General Obligation Refunding Bonds
Series 2005A (AMBAC)
12/01/22	5.500%	4,750,000	5,793,432
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Capital Appreciation-School Reform
Series 1998B-1 (NPFGC/FGIC)
12/01/21	0.000%	8,000,000	5,762,160
12/01/22	0.000%	25,200,000	17,254,188

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC)(e)
01/01/20	0.000%	$7,275,000	$5,624,302
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/23	5.500%	9,750,000	11,968,417
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	5,070,000	5,402,643
City of Chicago(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2009C
01/01/23	0.000%	4,900,000	3,254,874
01/01/25	0.000%	2,000,000	1,201,300
01/01/27	0.000%	3,000,000	1,611,990
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM)
12/01/15	5.000%	1,750,000	1,938,580
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC/FGIC)(e)
12/01/20	0.000%	3,065,000	2,272,146
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC/FGIC)
01/01/20	8.250%	1,015,000	1,431,607
01/01/23	8.250%	1,420,000	2,118,796
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993
01/01/21	5.600%	2,565,000	3,103,753
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC)(e)
01/01/21	0.000%	2,675,000	1,985,653
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Co.
Series 1994 (AMBAC/TCRS)
01/15/14	5.850%	4,500,000	4,836,240
Swedish Covenant

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2010A
08/15/38	6.000%	$12,505,000	$13,713,108
Uno Charter School
Series 2011A
10/01/41	7.125%	3,000,000	3,121,800
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,117,987
Hoosier Care Project
Series 1999A
06/01/34	7.125%	2,135,000	2,104,235
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,303,140
Series 2009B
08/15/30	5.750%	10,000,000	11,473,100
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,193,676
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,483,920
Sherman Health System
Series 2007A
08/01/37	5.500%	19,550,000	19,841,490
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	43,685,880
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	2,215,000	2,650,535
Illinois Finance Authority(d)(f)
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11/15/11	5.500%	1,000,000	10
Illinois Finance Authority(e)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	57,367,520
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC)(e)
06/15/18	0.000%	4,000,000	3,266,760
Lake County School District No. 56 Gurnee Unlimited General Obligation Bonds Series 1997 (NPFGC/FGIC)
01/01/17	9.000%	8,840,000	11,825,091
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06/15/50	5.000%	6,625,000	6,879,665
Metropolitan Pier & Exposition Authority(e)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Revenue Bonds
Capital Appreciation-McCormick Place Expansion
Series 1993A (NPFGC/FGIC)
06/15/16	0.000%	$3,750,000	$3,419,362
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	16,992,948
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	16,783,200
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC/FGIC)
06/01/20	7.750%	5,000,000	6,305,750
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,077,888
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC/FGIC)
06/15/23	6.000%	4,000,000	5,242,320
Series 2005 (AGM)
06/15/28	5.000%	2,000,000	2,118,700
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC/FGIC)
11/01/26	6.000%	3,000,000	3,633,630
Series 2004A
03/01/34	5.000%	3,000,000	3,042,240
Series 2006
01/01/31	5.500%	7,985,000	9,269,547
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	770,000	878,308
Will County Community Unit School District No. 365 - Valley View Unlimited General Obligation Bonds Series 1997B Escrowed to Maturity (AGM)(e)
11/01/16	0.000%	3,165,000	3,018,366
Total			382,405,103
INDIANA 2.1%
County of Jasper
Refunding Revenue Bonds
Various-Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,527,160
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,311,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC)(e)
01/15/19	0.000%	$8,165,000	$6,578,949
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC/FGIC)
06/01/29	4.500%	10,000,000	10,523,700
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,358,160
Revenue Bonds
1st Lien - CWA Authority
Series 2011A
10/01/31	5.250%	8,335,000	9,536,157
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,252,244
11/15/41	5.750%	5,655,000	5,991,077
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,228,455
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	8,000,000	8,866,560
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	6,950,000	7,251,282
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	4,375,000	4,478,950
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	11,045,000	10,885,842
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B (AMBAC)
07/01/16	6.250%	8,000,000	9,019,200
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT(a)(d)(f)
11/15/31	6.500%	1,052,258	15,784
Purdue University Revenue Bonds Student Fees Series 2009X
07/01/23	5.250%	1,000,000	1,213,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(b)
09/01/37	5.700%	$3,950,000	$3,810,170
Total			96,848,850
IOWA 0.7%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	6,000,000	6,299,760
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	152,000	152,438
Iowa Finance Authority
Refunding Revenue Bonds
Correctional Facility Program
Series 2002 (NPFGC)
06/15/13	5.375%	6,000,000	6,388,620
Revenue Bonds
Care Initiatives Project
Series 1998B
07/01/28	5.750%	4,500,000	4,108,005
Iowa Student Loan Liquidity Corp.(a)
Senior Revenue Bonds
Series 2011A-2 AMT
12/01/26	5.600%	8,000,000	8,564,080
12/01/27	5.700%	5,500,000	5,841,935
Total			31,354,838
KANSAS 0.7%
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT(a)
06/15/32	6.250%	5,000,000	5,009,450
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010(e)
06/01/21	0.000%	41,525,000	27,478,754
Total			32,488,204

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY 1.8%
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07/15/31	6.000%	$24,870,000	$26,460,934
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	5,800,000	6,491,592
Revenue Bonds
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,300,000	3,422,166
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,554,624
12/01/38	6.000%	2,850,000	3,124,512
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	16,440,481
Louisville/Jefferson County Metropolitan Government Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	24,000,000	26,062,560
Total			85,556,869
LOUISIANA 3.0%
Calcasieu Parish Industrial Development Board, Inc. Revenue Bonds Conoco, Inc. Project Series 1996 AMT(a)
12/01/26	5.750%	2,500,000	2,504,125
City of New Orleans Unlimited General Obligation Refunding Bonds Capital Appreciation Series 1991 (AMBAC)(e)
09/01/12	0.000%	6,250,000	6,202,625
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA)
10/01/25	5.400%	295,000	295,389
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12/01/22	4.500%	1,000,000	1,128,070
Revenue Bonds
Series 2007B (AMBAC)
12/01/20	5.250%	1,000,000	1,155,170
Lafayette Consolidated Government Refunding Revenue Bonds Series 2006C (AMBAC)
05/01/21	5.000%	1,000,000	1,110,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	$740,000	$801,176
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	6,981,875
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Southern Baptist Hospital, Inc. Project
Series 1986 Escrowed to Maturity
05/15/12	8.000%	1,025,000	1,041,123
Tulane University Project
Series 2007A-1 (NPFGC)
02/15/26	5.000%	1,000,000	1,082,670
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06/01/20	5.000%	1,000,000	1,098,780
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06/01/16	5.000%	9,500,000	10,710,205
Series 2009C-4
06/01/24	6.125%	1,000,000	1,037,230
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,795,055
01/01/40	6.500%	20,400,000	22,337,592
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	18,600,000	19,251,000
Port New Orleans Board of Commissioners Revenue Bonds Series 2002 (NPFGC/FGIC) AMT(a)
04/01/32	5.000%	1,250,000	1,254,538
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008
03/01/23	4.500%	1,000,000	1,116,620
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	22,765,000	23,028,846
05/15/39	5.875%	31,270,000	31,515,470
Total			139,448,019

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MAINE 0.1%
Maine State Housing Authority Revenue Bonds Series 2003A-2 AMT(a)
11/15/32	5.000%	$3,000,000	$3,006,630
MARYLAND 0.8%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,817,000	5,649,861
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,035,950
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	4,153,560
Revenue Bonds
Collegiate Housing-Salisbury
Series 1999A
06/01/30	6.000%	3,000,000	3,000,900
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,725,952
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	5,992,600
Carroll County General Hospital
Series 2002
07/01/37	6.000%	2,250,000	2,263,612
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,319,350
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,689,357
Morgan State University Revenue Bonds Series 2003A (NPFGC/FGIC)
07/01/32	5.000%	450,000	458,852
Total			35,289,994
MASSACHUSETTS 5.6%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(a)(d)
09/01/35	6.500%	2,845,000	2,115,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Boston Water & Sewer Commission Revenue Bonds Senior Series 2004A
11/01/22	5.000%	$5,435,000	$6,025,024
City of Newton Limited General Obligation Bonds State Qualified School Series 2009A
04/01/25	4.125%	2,295,000	2,574,347
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08/01/28	5.250%	3,000,000	3,938,940
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	4,500,000	5,522,805
01/01/28	5.500%	7,500,000	9,137,100
Martha’s Vineyard Land Bank Revenue Bonds Series 2002 (AMBAC)
05/01/32	5.000%	3,000,000	3,115,770
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	2,500,000	3,048,050
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	2,008,230
07/01/29	5.500%	2,000,000	2,685,000
Series 2005A
07/01/24	5.000%	1,000,000	1,278,680
Massachusetts Department of Transportation(e)
Revenue Bonds
Capital Appreciation
Senior Series 1997C (NPFGC)
01/01/18	0.000%	4,700,000	4,060,659
01/01/20	0.000%	17,000,000	13,409,090
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Simons Rock College of Bard
Series 2007
08/01/36	4.700%	500,000	508,210
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,059,000
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,683,741
Boston University
Series 1999P
05/15/59	6.000%	2,325,000	2,848,799
Groves-Lincoln
Series 2009A
06/01/39	7.750%	2,250,000	2,234,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/13	6.250%	$837,195	$820,560
Series 2011A-2
11/15/46	5.500%	41,404	25,340
Massachusetts Development Finance Agency(d)(e)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	205,938	1,089
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	7,745,000	8,305,118
Series 2008H (AGM) AMT
01/01/30	6.350%	8,155,000	9,022,855
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/15/12 Revenue Bonds
Harvard University
Series 2002F
07/15/37	5.125%	885,000	901,611
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/21	5.000%	1,500,000	1,702,560
Boston College
Series 2008M-2
06/01/35	5.500%	19,500,000	25,521,405
Caregroup
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,540,232
Series 2008E-1
07/01/33	5.125%	1,000,000	1,044,730
Fisher College
Series 2007A
04/01/37	5.125%	500,000	464,995
Harvard University
Series 1991N
04/01/20	6.250%	2,000,000	2,720,180
Massachusetts Institute of Technology
Series 2002K
07/01/22	5.500%	8,000,000	10,771,840
Series 2004M
07/01/25	5.250%	500,000	669,955
Series 2009O
07/01/26	5.000%	11,500,000	13,369,325
Milford Regional Medical
Series 2007E
07/15/22	5.000%	1,250,000	1,292,825
07/15/32	5.000%	4,720,000	4,596,194
07/15/37	5.000%	500,000	468,580
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	9,900,000	10,660,716
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,682,025

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Tufts University
Series 2009M
02/15/28	5.500%	$1,000,000	$1,316,720
Unrefunded Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	3,915,000	3,973,803
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,847,159
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2008-139
12/01/28	5.125%	1,000,000	1,069,940
Massachusetts Housing Finance Agency(a)
Revenue Bonds
Rental Housing
Series 2004A (AGM) AMT
07/01/25	5.250%	10,000,000	10,104,800
Series 2007D AMT
06/01/40	4.850%	750,000	757,118
Single Family
Series 2006-122 AMT
12/01/31	4.850%	5,140,000	5,182,713
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM)
08/15/23	5.000%	6,000,000	6,812,220
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	3,500,000	3,765,720
Massachusetts State College Building Authority(e)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/19	0.000%	7,710,000	6,775,779
Massachusetts State Water Pollution Abatement
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	10,000,000	12,685,700
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08/01/34	5.000%	145,000	157,221
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08/01/24	5.250%	3,000,000	3,465,390
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	3,500,000	4,231,535
Series 1992A Escrowed to Maturity (FGIC)
07/15/19	6.500%	7,000,000	8,463,070
Series 2002J (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
08/01/21	5.500%	$5,000,000	$6,504,950
Series 2004D (NPFGC)
08/01/27	4.750%	10,000,000	10,460,600
Series 2006A (AMBAC)
08/01/24	5.000%	2,170,000	2,530,741
Town of Braintree Limited General Obligation Bonds Municipal Purpose Loan Series 2009
05/15/27	5.000%	2,000,000	2,359,200
Total			262,300,159
MICHIGAN 1.7%
Capital Region Airport Authority Refunding Revenue Bonds Series 2002B (NPFGC) AMT(a)
07/01/21	5.250%	2,000,000	2,013,180
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	1,375,000	1,382,865
Series 2005A (NPFGC/FGIC)
07/01/27	5.000%	1,290,000	1,332,118
Detroit City School District
Unlimited General Obligation Refunding Bonds
School Building & Site Improvement
Series 2005A (AGM) (Qualified School Bond Loan Fund)
05/01/17	5.000%	2,500,000	2,707,200
05/01/30	5.250%	10,000,000	11,015,500
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05/01/27	5.000%	495,000	509,266
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	382,251
11/01/22	5.000%	750,000	684,263
11/01/32	4.750%	1,170,000	915,478
Howell Public Schools Unlimited General Obligation Bonds School Building & Site Series 2003 (Qualified School Bond Loan Fund)
05/01/29	5.000%	3,855,000	4,046,748
Kalamazoo Public Schools Unlimited General Obligation Refunding Bonds Building & Site Series 2006 (AGM)
05/01/24	5.000%	1,285,000	1,415,929

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007
12/01/33	5.000%	$250,000	$307,680
Michigan Higher Education Student Loan Authority(a)
Revenue Bonds
Series 2006 XVII-Q (AMBAC) AMT
03/01/26	4.950%	200,000	204,386
03/01/31	5.000%	5,850,000	5,960,916
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2004
10/01/22	5.000%	3,850,000	4,253,518
School District City of Detroit
Series 2005 (AGM)
06/01/19	5.000%	3,500,000	3,676,225
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,267,246
Michigan Sugar Co.- Caro Project
Series 1998B
11/01/25	6.450%	3,500,000	3,122,175
NSF International Project
Series 2004
08/01/26	5.250%	600,000	609,834
Michigan Strategic Fund(a)
Revenue Bonds
Republic Services
Series 2001 AMT
04/01/14	4.250%	1,885,000	1,931,352
Michigan Strategic Fund(a)(d)
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25	6.550%	4,250,000	3,870,305
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,286,710
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund)
05/01/23	5.000%	3,100,000	3,353,208
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,158,060
State of Michigan

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Refunding Revenue Bonds
Series 2005 (AGM)
05/15/22	5.250%	$2,000,000	$2,503,740
Series 2006 (AGM)
05/15/24	5.000%	2,000,000	2,196,240
State of Michigan(e)
Certificate of Participation
Series 2000 Escrowed to Maturity (AMBAC)
06/01/21	0.000%	6,000,000	4,859,400
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	5,000,000	5,452,650
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT(a)
12/01/19	4.750%	3,750,000	3,945,412
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	1,000,000	1,241,210
Total			80,605,065
MINNESOTA 3.5%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003
12/01/17	6.000%	1,650,000	1,756,953
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,799,225
City of Roseville Revenue Bonds Care Institute, Inc. Project Series 1993(d)
11/01/23	7.750%	3,275,000	3,230,820
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	18,512,043
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	25,597,961
07/01/30	5.750%	3,200,000	3,563,648

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11/01/37	5.750%	$1,750,000	$1,788,850
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,363,680
03/01/40	6.500%	2,800,000	3,039,708
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	20,122,300
01/01/23	0.000%	26,500,000	18,467,055
01/01/25	0.000%	17,500,000	11,096,575
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,656,243
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,568,250
11/15/30	6.000%	10,000,000	10,144,700
11/15/35	6.000%	11,500,000	11,589,815
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12/01/23	5.000%	2,540,000	2,719,883
Tobacco Securitization Authority Refunding Revenue Bonds Tobacco Settlement Series 2011B
03/01/31	5.250%	5,600,000	6,090,616
University of Minnesota Series 1996A Escrowed to Maturity Revenue Bonds
07/01/21	5.500%	1,000,000	1,260,430
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,279,330
Total			161,648,085
MISSISSIPPI 0.5%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,752,197

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI (CONTINUED)
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity
02/01/15	5.000%	$4,250,000	$4,661,145
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,353,640
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,640,000	7,192,050
Rankin County Five Lakes Utility District Series 1994(d)
07/15/37	7.000%	465,000	436,733
Total			21,395,765
MISSOURI 1.2%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	3,000,000	3,150,570
11/01/39	6.875%	1,500,000	1,578,645
City of St Louis Airport Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/23	5.000%	1,000,000	1,078,490
County of Boone Revenue Bonds Boone Hospital Center Series 2008
08/01/28	5.750%	500,000	550,895
Kansas City Metropolitan Community Colleges Building Corp. Refunding Revenue Bonds Junior College Improvement and Leasehold Series 2006 (NPFGC/FGIC)
07/01/17	5.000%	1,000,000	1,156,270
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,182,000
Metropolitan St. Louis Sewer District Revenue Bonds Series 2004A (NPFGC)
05/01/24	5.000%	2,800,000	3,026,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT(a)
03/15/29	5.200%	$6,385,000	$7,751,007
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	1,500,000	1,604,580
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06/01/15	5.250%	2,085,000	2,174,030
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/31	5.750%	1,730,000	1,857,155
02/01/41	6.000%	2,600,000	2,779,400
Senior Living Facilities-Lutheran
Series 2010
02/01/42	5.500%	2,000,000	2,031,980
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979
01/01/21	7.375%	1,190,855	1,196,345
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/41	6.375%	7,000,000	7,039,900
St. Louis Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	2,650,000	3,132,406
St. Louis Industrial Development Authority(e)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,391,120
University of Missouri Revenue Bonds System Facilities Series 2006A
11/01/26	5.000%	1,000,000	1,133,320
Total			55,814,913

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA 0.5%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	$875,000	$943,556
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,581,460
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,435,460
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02/01/15	6.000%	1,370,000	1,501,479
Series 1992B Escrowed to Maturity
02/01/17	6.200%	1,600,000	1,831,184
Total			24,293,139
NEVADA 1.3%
City of Henderson Special Assessment Bonds Series 2006T-18
09/01/35	5.300%	10,670,000	5,722,641
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(b)
06/15/28	6.750%	2,000,000	1,925,300
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	13,397,640
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	20,117,250
County of Clark(a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	4,783,150
Director of the State of Nevada Department of Business & Industry(a)
Revenue Bonds
Republic Services, Inc.
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,257,500
Director of the State of Nevada Department of Business & Industry(f)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Las Vegas Monorail Project 2nd Tier
Series 2000
01/01/30	7.375%	$1,650,000	$1,980
Director of the State of Nevada Department of Business & Industry(f)(g)
Revenue Bonds
Las Vegas Monorail Project 2nd Tier
Series 2000
01/01/40	7.375%	3,750,000	4,500
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,663,673
Truckee Meadows Water Authority Refunding Revenue Bonds Series 2006 (AGM)
07/01/32	4.750%	7,040,000	7,350,675
Total			60,224,309
NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) AMT(a)
05/01/21	4.750%	4,500,000	4,644,315
New Hampshire Health & Education Facilities Authority Revenue Bonds Dartmouth-Hitchcock Series 2009
08/01/38	6.000%	8,000,000	9,206,800
Total			13,851,115
NEW JERSEY 3.8%
Middlesex County Improvement Authority(d)(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	149,700
Middlesex County Improvement Authority(f)
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	4,000,000	358,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	30,386,214
Series 2005N-1 (NPFGC/FGIC)
09/01/27	5.500%	5,000,000	6,200,350
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12/01/24	5.000%	1,000,000	1,036,270
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	$4,350,000	$4,714,922
MSU Student Housing Project-Provident
Series 2010
06/01/42	5.875%	14,500,000	15,591,850
New Jersey Economic Development Authority(a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	7,000,000	6,722,030
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/19	6.250%	1,300,000	1,303,380
09/15/23	6.400%	4,000,000	4,005,040
09/15/29	6.250%	2,000,000	2,002,520
New Jersey-American Water Co., Inc.
Series 1997B (NPFGC/FGIC) AMT
05/01/32	5.375%	8,000,000	8,015,760
United Water, Inc.
Series 1996C (AMBAC) AMT
11/01/25	4.875%	7,000,000	7,578,340
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Stevens Institute of Technology
Series 2007A
07/01/22	5.250%	1,250,000	1,361,663
Revenue Bonds
Princeton University
Series 2007E
07/01/28	5.000%	1,250,000	1,430,438
William Paterson University
Series 2008C
07/01/24	5.000%	1,000,000	1,119,840
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	10,000	11,919
Unrefunded Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	1,220,000	1,422,971
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,264,120
Virtua Health
Series 2009
07/01/33	5.750%	750,000	836,250
Unrefunded Revenue Bonds
Atlantic City Medical
Series 2002
07/01/25	5.750%	1,110,000	1,120,878
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000E-1 (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
05/01/25	5.750%	$200,000	$200,292
New Jersey Housing & Mortgage Finance Agency(a)
Revenue Bonds
Series 2000A-1 (AGM) AMT
11/01/31	6.350%	1,500,000	1,502,235
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,531,940
Revenue Bonds
Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	8,480,000	9,487,933
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,146,550
Unrefunded Revenue Bonds
Series 1991C (AGM)
01/01/16	6.500%	1,415,000	1,696,698
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 1999A
06/15/18	5.750%	5,000,000	6,187,300
06/15/20	5.750%	4,150,000	5,043,038
Series 2006A
12/15/23	5.500%	3,000,000	3,802,830
Series 2011B
06/15/31	5.500%	7,250,000	8,504,685
Tobacco Settlement Financing Corp.
Prerefunded 06/01/12 Asset-Backed Revenue Bonds
Series 2002
06/01/37	6.000%	12,770,000	12,960,911
Revenue Bonds
Series 2007-1A
06/01/26	4.625%	5,055,000	4,439,048
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT(a)
12/01/31	5.250%	15,000,000	16,286,550
University of Medicine & Dentistry of New Jersey Revenue Bonds Series 2002A (AMBAC)
12/01/12	5.250%	1,705,000	1,752,143
Total			177,174,608
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08/01/39	5.000%	6,500,000	6,913,660
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	8,650,000	10,112,369
Total			17,026,029

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK 9.1%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	$3,830,000	$4,094,232
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	6,953,440
City of New York
Prerefunded 06/01/13 Unlimited General Obligation Bonds
Series 2003J
06/01/28	5.250%	6,235,000	6,626,122
Prerefunded 08/01/12 Unlimited General Obligation Bonds
Series 2002E (NPFGC/IBC)
08/01/15	5.625%	45,000	46,038
Unlimited General Obligation Bonds
Series 2005M
04/01/22	5.000%	2,000,000	2,244,020
Unrefunded Unlimited General Obligation Bonds
Series 2002E (NPFGC/IBC)
08/01/15	5.625%	1,955,000	1,996,133
Housing Development Corp.
Revenue Bonds
Capital Funding Program-New York City Housing Authority Program
Series 2005A (NPFGC/FGIC)
07/01/25	5.000%	300,000	320,838
Series 2005F-1
11/01/25	4.650%	5,000,000	5,182,350
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 10/26/2011
02/15/47	5.750%	15,500,000	17,513,140
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	2,725,000	3,214,219
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
11/15/32	5.750%	5,855,000	6,033,109
Revenue Bonds
Series 2002A (AGM)
11/15/26	5.500%	2,000,000	2,059,200
Series 2007A (AGM)
11/15/33	5.000%	12,000,000	12,827,640
Series 2007B
11/15/24	5.000%	6,820,000	7,762,729
Series 2009B
11/15/34	5.000%	1,000,000	1,101,980
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment
Series 2006I (FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
03/01/46	5.000%	$2,000,000	$2,031,400
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	2,999,790
New York City Industrial Development Agency(a)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/21	5.500%	6,940,000	7,472,992
01/01/24	5.500%	5,500,000	5,836,820
New York City Industrial Development Agency(a)(f)
Revenue Bonds
American Airlines-JFK International Airport
Series 2005 AMT
08/01/25	7.625%	1,000,000	945,030
New York City Municipal Water Finance Authority Revenue Bonds Series 2005C (NPFGC)
06/15/27	5.000%	8,000,000	8,934,880
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,318,560
New York City Transitional Finance Authority
Prerefunded 02/01/13 Revenue Bonds
Future Tax Secured
Series 2003
02/01/31	5.000%	105,000	109,624
Unrefunded Revenue Bonds
Future Tax Secured
Series 2003
02/01/31	5.000%	3,895,000	4,016,251
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	11,611,200
Series 1993E (NPFGC)
04/01/21	5.000%	3,655,000	4,547,843
New York Mortgage Agency(a)
Revenue Bonds
Series 2002-101 AMT
04/01/32	5.400%	11,800,000	11,807,316
Series 2007-140 AMT
10/01/21	4.600%	3,625,000	3,738,608
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/27	5.500%	11,240,000	15,276,958
03/15/29	5.500%	2,030,000	2,791,575
03/15/30	5.500%	6,040,000	8,327,288
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,398,645
Consolidated City University Systems 2nd Generation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 1993A
07/01/20	6.000%	$13,350,000	$16,754,250
Consolidated University 2nd Generation
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,648,045
Education
Series 2005F
03/15/23	5.000%	4,935,000	5,504,006
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,404,010
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	16,162,200
New York University
Series 2008A
07/01/29	5.000%	3,845,000	4,282,253
New York University Hospital Center
Series 2007B
07/01/24	5.250%	420,000	457,090
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	6,250,000	6,940,188
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,325,285
State University
Series 1993A (FGIC)
05/15/17	5.875%	28,240,000	33,307,103
State University Educational Facilities
Series 1993A
05/15/13	5.500%	24,530,000	25,136,627
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/23	5.500%	2,000,000	2,564,080
New York State Energy Research & Development Authority Revenue Bonds Series 1993(g)
04/01/20	10.272%	13,000,000	13,096,720
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds New York City Municipal Water
Series 2008A
06/15/28	5.000%	1,000,000	1,167,350
Revolving Funds New York City Municipal Water Project
Series 2002B
06/15/31	5.000%	9,000,000	9,059,760
Series 2002K
06/15/28	5.000%	9,000,000	9,107,730
New York State Housing Finance Agency Refunding Revenue Bonds State University Construction Series 1986A Escrowed to Maturity
05/01/13	6.500%	2,670,000	2,771,994

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York State Thruway Authority Revenue Bonds Series 2005G (AGM)
01/01/24	5.000%	$4,000,000	$4,464,600
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,138,430
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	7,838,390
Port Authority of New York & New Jersey(a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	7,000,000	6,930,070
Consolidated 146th
Series 2006 (AGM) AMT
12/01/23	4.500%	7,500,000	7,931,400
JFK International Air Terminal 4 Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,500,390
Suffolk County Industrial Development Agency
Revenue Bonds
Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	870,000	889,714
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/23	5.500%	7,800,000	7,617,246
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	5,000,000	5,310,500
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002 (NFPGC)
11/15/20	5.500%	6,800,000	8,711,956
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/21	6.125%	7,000,000	9,422,770
01/01/21	6.125%	11,000,000	14,807,210
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	1,388,300
09/15/42	6.000%	7,000,000	4,789,050
Total			424,568,687

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA 1.3%

City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	$8,450,000	$9,785,607
City of High Point Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	402,909
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(d)
02/01/38	5.650%	3,202,384	2,933,416
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1987A
01/01/24	4.500%	1,750,000	2,170,700
Series 1988A
01/01/26	6.000%	1,940,000	2,652,756
Refunding Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/21	5.000%	8,735,000	11,074,757
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	3,870,000	4,537,381
Series 2009A
01/01/26	5.500%	300,000	346,047
Series 2009B
01/01/26	5.000%	7,000,000	7,841,120
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,744,819
North Carolina Housing Finance Agency(a)
Revenue Bonds
Homeownership
Series 2000A-8 AMT
07/01/28	6.400%	45,000	45,284
Series 2006A-26 AMT
01/01/38	5.500%	1,645,000	1,685,928
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,076,400
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11/01/33	6.000%	4,060,000	4,373,432
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,499,875
Health Care Housing Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,425,270
North Carolina Medical Care Commission(e)
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)

Capital Appreciation-Wilson Memorial Hospital
Series 1997 (AMBAC)
11/01/14	0.000%	$1,380,000	$1,291,694
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05/01/27	5.000%	305,000	361,590
Total			61,248,985

NORTH DAKOTA 0.3%

County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,492,026
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,544,509
Total			13,036,535

OHIO 2.5%

Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	2,160,000	2,402,071
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	17,500,000	13,717,550
City of Cleveland
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/21	5.500%	4,015,000	5,015,337
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	545,890
City of Columbus Sewerage
Revenue Bonds
Series 2008A
06/01/31	4.750%	10,000,000	10,918,300
Systems
Series 2008A
06/01/27	5.000%	4,000,000	4,506,760
City of Columbus Unlimited General Obligation Bonds Various Purpose Series 2006A
12/15/21	5.000%	1,435,000	1,680,629

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)

City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC)
07/01/20	5.850%	$1,690,000	$2,118,331
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,530,797
08/01/41	5.250%	6,900,000	7,288,194
Cleveland Department of Public Utilities Division of Water Revenue Bonds Series 2007P
01/01/24	5.000%	2,000,000	2,265,360
Cleveland State University
Revenue Bonds
Series 2003A (NPFGC)
06/01/15	5.000%	1,000,000	1,042,800
Series 2004 (NPFGC/FGIC)
06/01/24	5.250%	500,000	540,375
County of Hamilton Sales Tax Refunding Revenue Bonds Series 2006A (AMBAC)
12/01/26	5.000%	1,000,000	1,094,620
County of Hamilton
Revenue Bonds
Improvement- Greater Cincinnati Metropolitan
Series 2007A
12/01/25	5.000%	3,425,000	3,854,632
Metropolitan Sewer District Improvement
Series 2006A (NPFGC)
12/01/26	5.000%	1,000,000	1,106,240
County of Montgomery Unlimited General Obligation Improvement Refunding Bonds Various Purpose Series 2005 (NPFGC)
12/01/24	5.000%	2,600,000	2,780,830
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008(d)
12/01/27	6.750%	6,165,000	4,003,674
Kings Local School District Unlimited General Obligation Bonds Series 1995 (NPFGC/FGIC)
12/01/16	7.500%	1,880,000	2,205,052
Ohio Higher Educational Facility Commission
Revenue Bonds
Denison University 2007 Project
Series 2007
11/01/23	5.000%	4,000,000	4,517,280
University of Dayton Project
Series 2009
12/01/24	5.500%	3,000,000	3,450,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)

Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01/15/39	6.750%	$7,700,000	$8,194,340
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09/01/28	5.250%	560,000	587,126
Ohio Municipal Electric Generation Agency Refunding Revenue Bonds Joint Venture 5 Series 2004 (AMBAC)
02/15/24	4.750%	7,980,000	8,200,807
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/26	5.500%	3,000,000	3,876,600
Ohio State University Revenue Bonds Series 2005A
06/01/25	5.000%	3,000,000	3,344,910
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12/01/21	5.250%	3,890,000	4,976,360
12/01/22	5.250%	2,625,000	3,402,315
Unrefunded Revenue Bonds
Loan Fund
Series 2005B
06/01/25	4.750%	920,000	1,016,618
Ohio State Water Development Authority(a)
Revenue Bonds
Sewer Facilities Anheuser-Busch Project
Series 1999 AMT
08/01/38	6.000%	1,000,000	1,001,460
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,927,546
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,590,405
Total			118,703,449

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.1%

Cleveland County Justice Authority Revenue Bonds Detention Facilities Project Series 2009B
03/01/29	5.750%	$3,840,000	$4,144,473
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West)(a)
12/01/41	5.250%	1,475,000	1,523,867
Total			5,668,340

OREGON 0.4%

Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	655,452
City of Salem Limited General Obligation Bonds Series 2009
06/01/27	4.375%	1,000,000	1,096,260
Clackamas County Service District No. 1 Revenue Bonds Series 2009A
12/01/25	4.250%	1,690,000	1,865,321
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(c)
10/01/26	5.625%	3,500,000	2,843,890
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/30	5.500%	1,435,000	1,934,767
Oregon Health & Science University
Revenue Bonds
Series 2009A
07/01/39	5.750%	4,500,000	5,115,780
Unrefunded Revenue Bonds
Series 1995A (NPFGC)
07/01/28	5.250%	390,000	390,604
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10/01/25	5.000%	750,000	794,625
Willamette University Projects
Series 2007A
10/01/27	5.000%	1,500,000	1,621,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)

Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A
07/01/20	4.400%	$530,000	$546,923
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A
06/15/29	4.375%	1,300,000	1,403,012
Total			18,268,614

PENNSYLVANIA 2.4%

Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	526,750
Berks County Municipal Authority Revenue Bonds Reading Hospital Medical Center Project Series 1993 (NPFGC)
10/01/14	5.700%	540,000	574,668
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,153,180
Cambria County Industrial Development Authority Refunding Revenue Bonds Beverly Enterprises Series 1987 Escrowed to Maturity
06/18/12	10.000%	200,000	205,892
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002(d)
05/01/32	8.500%	5,985,000	5,910,008
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2010A
02/15/19	5.000%	10,000,000	12,355,900
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a)
06/01/24	6.900%	3,400,000	4,345,302
Delaware County Industrial Development Authority Revenue Bonds Philadelphia Suburban Water Facilities Series 2001 (AMBAC) AMT(a)
10/01/31	5.350%	3,000,000	3,026,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)

Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	$1,000,000	$1,404,690
Montgomery County Industrial Development Authority
Revenue Bonds
Acts Retirement - Life Communities
Series 1998
11/15/28	5.250%	7,500,000	7,504,275
Whitemarsh Continuing Care
Series 2005
02/01/28	6.125%	2,000,000	1,905,220
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,224,080
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	17,469,489
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	13,000,000	14,949,870
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,853,240
Pennsylvania Economic Development Financing Authority(a)
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,238,080
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University
Series 2008
07/01/28	5.750%	3,000,000	3,147,270
Edinboro University Foundation
Series 2010
07/01/43	6.000%	4,750,000	5,023,838
Pennsylvania State University
Refunding Revenue Bonds
Series 2002
08/15/16	5.250%	1,000,000	1,198,470
Revenue Bonds
Series 2005
09/01/24	5.000%	1,250,000	1,414,288
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,770,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)

Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	$450,000	$634,419
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	5,146,771
Washington County Industrial Development Authority(d)
1st Mortgage
Central Project
Series 2003
01/01/29	8.500%	2,117,000	2,155,021
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC)(e)
08/15/22	0.000%	2,000,000	1,428,040
Total			112,565,591

PUERTO RICO 2.5%

Commonwealth of Puerto Rico Unlimited General Obligation Refunding Bonds Series 1996B (AMBAC/TCRS)(c)
07/01/15	6.500%	2,650,000	3,018,456
Puerto Rico Electric Power Authority(c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,090,220
Series 2007VV (NPFGC/FGIC)
07/01/34	5.250%	10,870,000	12,342,450
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	4,082,820
Series 2008WW
07/01/23	5.375%	2,500,000	2,780,050
Series 2010XX
07/01/40	5.250%	14,500,000	15,217,460
Puerto Rico Highway & Transportation Authority(c)
Refunding Revenue Bonds
Series 1996Z (AGM)
07/01/18	6.000%	4,640,000	5,569,810
Series 1996Z Escrowed to Maturity (AGM)
07/01/18	6.000%	5,360,000	6,642,058
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	206,183
Series 2003AA Escrowed to Maturity (NPFGC)
07/01/20	5.500%	320,000	416,038
Revenue Bonds
Series 2005K
07/01/20	5.000%	11,130,000	11,615,602

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Finance Authority
Revenue Bonds
Intermediate American University
Series 1998A (NPFGC)(c)
10/01/22	5.000%	$2,500,000	$2,502,625
Puerto Rico Public Buildings Authority(c)
Prerefunded 07/01/14 Revenue Bonds
Government Facilities
Series 2004I
07/01/33	5.250%	130,000	144,018
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	2,220,580
Series 2007M
07/01/31	6.250%	27,000,000	33,176,790
Puerto Rico Public Finance Corp.(c)
Revenue Bonds
Commonwealth Appropriations
Series 1998A (AMBAC)
06/01/24	5.125%	3,000,000	3,614,670
Unrefunded Revenue Bonds
Commonwealth Appropriations
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,552,675
Puerto Rico Sales Tax Financing Corp.
1st Subordinated Revenue Bonds
Series 2010C(c)
08/01/41	5.250%	10,000,000	10,752,700
Total			118,945,205
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority
Revenue Bonds
Series 2007-2 (AMBAC) AMT(a)
12/01/37	4.850%	6,000,000	5,777,520
SOUTH CAROLINA 1.5%
Charleston Educational Excellence Finance Corp.
Revenue Bonds
Charleston County School District
Series 2005
12/01/30	5.250%	5,500,000	6,062,650
City of Myrtle Beach
Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2006A
10/01/26	5.250%	1,870,000	1,613,660
City of Rock Hill
Improvement Refunding Revenue Bonds
Series 2003A (AGM)
01/01/30	5.000%	4,000,000	4,106,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Coastal Carolina University
Unrefunded Revenue Bonds
Series 1999 (AMBAC)
06/01/26	5.300%	$1,810,000	$1,813,168
County of Berkeley
Unlimited General Obligation Improvement Refunding
Bonds
Series 2003 (AGM)
09/01/28	5.000%	4,000,000	4,200,280
County of Georgetown
Refunding Revenue Bonds
International Paper Co. Project
Series 2000A
03/15/14	5.950%	1,000,000	1,078,000
County of Richland
Revenue Bonds
International Paper
Series 2003 AMT(a)
04/01/23	6.100%	1,000,000	1,029,640
Grand Strand Water & Sewer Authority
Revenue Bonds
Series 2001 (AGM)
06/01/31	5.000%	4,000,000	4,016,000
Greenville Hospital System Board
Revenue Bonds
Series 2001 (AMBAC)
05/01/26	5.500%	5,000,000	5,034,300
Lexington County Health Services District, Inc.
Prerefunded 05/01/14 Revenue Bonds
Series 2004
05/01/32	5.500%	4,685,000	5,208,033
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,250,000	1,599,075
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,370,000	14,051,160
Piedmont Municipal Power Agency(e)
Refunding Revenue Bonds
Capital Appreciation
Subordinated Series 2004A-2 (NPFGC/FGIC)
01/01/24	0.000%	5,000,000	3,139,400
Scago Educational Facilities Corp.
Revenue Bonds
School District No. 5 Spartanburg County
Series 2005 (AGM)
04/01/22	4.600%	8,885,000	9,388,957
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Woodlands at Furman Project
Series 2007A
11/15/37	6.000%	4,200,000	1,606,458

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Unrefunded Revenue Bonds
Bon Secours
Series 2002B
11/15/30	5.625%	$3,165,000	$3,185,446
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/27	5.000%	2,600,000	2,867,514
Series 2008A
01/01/28	5.375%	250,000	291,838
Total			70,292,259
SOUTH DAKOTA 0.5%
Heartland Consumers Power District
Revenue Bonds
Series 1992 Escrowed to Maturity (AGM)
01/01/17	6.000%	4,965,000	5,306,046
Unrefunded Revenue Bonds
Series 1992 (AGM)
01/01/17	6.000%	8,635,000	9,969,453
State of South Dakota
Revenue Bonds
Series 1993A (AGM)
09/01/17	6.700%	7,260,000	8,518,303
Total			23,793,802
TENNESSEE 0.1%
Knox County Health Educational & Housing Facilities
Board
Refunding Revenue Bonds
Fort Sanders Alliance
Series 1993 (NPFGC)
01/01/15	5.250%	5,000,000	5,434,600
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
1st Mortgage-AHF Project
Series 2003(d)
01/01/29	8.500%	477,000	485,567
Total			5,920,167
TEXAS 6.1%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/45	6.200%	7,200,000	7,823,592
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/45	6.125%	13,450,000	14,520,082
Central Texas Regional Mobility Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	$8,620,000	$9,248,226
Central Texas Regional Mobility Authority(e)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,054,260
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2008A
11/15/35	5.250%	8,000,000	8,805,360
City of Dallas
Limited General Obligation Bonds
Series 2005
02/15/25	5.000%	820,000	860,352
City of Houston Airport System
Refunding Revenue Bonds
Continental-Special Facilities
Series 2011A
07/15/30	6.500%	5,555,000	5,715,428
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,639,985
Revenue Bonds
Subordinated Lien
Series 2000A (AGM) AMT(a)
07/01/30	5.625%	750,000	750,893
City of Houston Utility System(e)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A Escrowed to Maturity (AGM)
12/01/19	0.000%	26,955,000	23,340,604
Unrefunded Revenue Bonds
Capital Appreciation
Series 1998A (AGM)
12/01/19	0.000%	9,545,000	8,018,945
City of Houston
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)(e)
09/01/17	0.000%	2,000,000	1,762,440
City of San Antonio
Revenue Bonds
Series 1997 Escrowed to Maturity
02/01/20	5.500%	1,055,000	1,319,183
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,063,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Corpus Christi Business & Job Development Corp.
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09/01/25	5.000%	$3,550,000	$3,734,813
Dallas County Flood Control District No. 1
Unlimited General Obligation Refunding Bonds
Series 2002
04/01/32	7.250%	7,500,000	7,667,400
Dallas-Fort Worth International Airport Facilities Improvement Corp.(a)
Revenue Bonds
Series 2000A (NPFGC/FGIC) AMT
11/01/30	5.750%	3,415,000	3,421,796
Dallas-Fort Worth International Airport Facilities Improvement Corp.(h)
Refunding Revenue Bonds
Series 2012B
11/01/32	5.000%	2,140,000	2,368,081
11/01/35	5.000%	15,000,000	16,341,600
Deaf Smith County Hospital District
Limited General Obligation Bonds
Series 2010A
03/01/40	6.500%	4,000,000	4,277,560
Harris County Health Facilities Development Corp.
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	10,512,216
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	2,000,000	2,444,260
Harris County-Houston Sports Authority(e)
Refunding Revenue Bonds
Capital Appreciation-Senior Lien
Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,365,485
11/15/15	0.000%	3,975,000	3,237,160
11/15/16	0.000%	4,040,000	3,098,761
Houston Higher Education Finance Corp.
Revenue Bonds
Cosmos Foundation, Inc.
Series 2011A
05/15/41	6.875%	4,045,000	4,605,394
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/44	6.375%	7,500,000	8,287,725
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project
Series 2001A
11/01/29	6.300%	2,800,000	3,214,904

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Mission Economic Development Corp
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT(a)
12/01/24	6.875%	$15,000,000	$15,725,250
North East Independent School District
Unlimited General Obligation Refunding Bonds
Series 2007 (Permanent School Fund Guarantee)
02/01/31	5.250%	10,000,000	13,282,100
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	10,000,000	10,611,900
Series 2011
01/01/38	5.000%	5,500,000	5,876,255
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	11,355,000	12,232,855
Permanent University Fund
Refunding Revenue Bonds
Series 2007B
07/01/23	5.250%	1,000,000	1,294,090
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2002
10/01/16	6.000%	5,000,000	5,117,600
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/40	6.700%	2,700,000	3,035,259
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,021,240
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,188,720
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	12,639,480
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/20	7.375%	2,000,000	2,716,080
Texas State Turnpike Authority(e)
Revenue Bonds
Capital Appreciation 1st Tier
Series 2002A (AMBAC)
08/15/16	0.000%	7,000,000	6,212,290
08/15/18	0.000%	10,000,000	8,126,400
08/15/19	0.000%	10,330,000	7,979,202

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Travis County Health Facilities Development Corp.
Revenue Bonds
Querencia Barton Creek Project
Series 2005
11/15/25	5.500%	$1,000,000	$957,220
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/29	5.500%	500,000	539,805
Total			286,055,491
UTAH 0.5%
City of Eagle Mountain
Special Assessment Bonds
Special Improvement District No. 2000-1
Series 2006
02/01/21	8.250%	2,008,000	2,029,667
City of Provo Energy System
Revenue Bonds
Series 1980 Escrowed to Maturity
04/01/15	10.125%	815,000	937,364
Utah Housing Corp.
Revenue Bonds
Series 2003A-1 AMT(a)
07/01/24	5.125%	995,000	1,028,571
Utah State Building Ownership Authority
Refunding Revenue Bonds
State Facilities Master Lease Program
Series 1998C Escrowed to Maturity (AGM)
05/15/19	5.500%	3,450,000	4,096,461
Utah Transit Authority
Refunding Revenue Bonds
Series 2006C (AGM)
06/15/29	5.250%	10,000,000	13,081,800
Revenue Bonds
Series 2008A
06/15/25	5.000%	2,000,000	2,303,560
Total			23,477,423
VIRGINIA 1.4%
City of Hampton
Prerefunded 01/15/13 Revenue Bonds
Series 2002 (AMBAC)
01/15/28	5.125%	5,350,000	5,576,198
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health Systems Project
Series 1993
08/15/23	5.000%	10,000,000	12,298,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Fairfax County Water Authority
Refunding Revenue Bonds
Subordinated Series 2005B
04/01/24	5.250%	$6,175,000	$8,199,288
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/26	6.625%	2,145,000	2,335,240
Peninsula Town Center Community Development
Authority
Revenue Bonds
Series 2007
09/01/24	6.250%	2,363,000	2,293,315
Richmond Metropolitan Authority
Refunding Revenue Bonds
Series 1998 (NPFGC/FGIC)
07/15/22	5.250%	5,380,000	6,410,647
Escrowed to Maturity
07/15/22	5.250%	2,420,000	2,869,491
Tobacco Settlement Financing Corp.
Prerefunded 06/01/15 Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	10,200,000	11,172,060
06/01/37	5.625%	5,500,000	6,401,670
Virginia College Building Authority
Revenue Bonds
Washington & Lee University
Series 2001
01/01/21	5.375%	5,000,000	6,118,700
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/26	5.000%	1,500,000	1,819,245
Total			65,494,354
WASHINGTON 2.7%
Clark County School District No. 37 Vancouver
Unlimited General Obligation Bonds
Series 2001C (NPFGC/FGIC)(e)
12/01/16	0.000%	3,000,000	2,802,930
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12/01/25	5.000%	6,445,000	7,052,119
12/01/26	5.000%	7,290,000	7,945,225
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,263,862
Series 2007
12/01/28	5.750%	1,500,000	1,587,015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
12/01/32	5.750%	$2,000,000	$2,091,340
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01/01/20	5.000%	17,750,000	22,387,898
Spokane Public Facilities District
Revenue Bonds
Series 2003 (NPFGC)
12/01/28	5.750%	3,195,000	3,387,722
State of Washington
Unlimited General Obligation Bonds
Series 2007D (AGM)
01/01/30	4.500%	24,470,000	26,099,457
Various Purpose
Series 2008A
07/01/27	5.000%	9,730,000	11,095,411
Unlimited General Obligation Refunding Bonds
Motor Vehicle Fuel
Series 2010
07/01/19	5.000%	5,000,000	6,219,600
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,249,870
Swedish Health Services
Series 2009A
11/15/33	6.500%	11,800,000	12,656,680
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10/01/40	5.625%	4,685,000	4,986,386
Washington State Housing Finance Commission(d)
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	1,839,025
01/01/38	5.625%	18,950,000	12,654,052
Total			127,318,592
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12/01/38	5.375%	3,850,000	4,137,403
West Virginia State Building Commission
Refunding Revenue Bonds
West Virginia Regional Jail
Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,563,120
West Virginia University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WEST VIRGINIA (CONTINUED)
Revenue Bonds
University System Projects
Series 1998A (NFPGC)
04/01/28	5.250%	$5,000,000	$6,360,950
West Virginia University(e)
Revenue Bonds
University System Projects
Series 2000A (AMBAC)
04/01/16	0.000%	3,300,000	3,049,266
Total			17,110,739
WISCONSIN 3.1%
Badger Tobacco Asset Securitization Corp.
Prerefunded 06/01/12 Asset-Backed Revenue Bonds
Series 2002
06/01/27	6.125%	5,090,000	5,167,063
City of La Crosse
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 AMT(a)
11/01/21	6.000%	6,000,000	7,292,940
Monroe Redevelopment Authority
Revenue Bonds
Monroe Clinic, Inc.
Series 2009
02/15/39	5.875%	5,000,000	5,513,550
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/33	5.750%	17,700,000	20,844,228
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	16,327,638
08/15/25	5.125%	15,500,000	15,761,330
Revenue Bonds
Aurora Health Care, Inc.
Series 2003
04/15/33	6.400%	4,250,000	4,367,300
Series 2010A
04/15/39	5.625%	6,100,000	6,579,704
Marshfield Clinic
Series 1999
02/15/29	6.250%	7,200,000	7,210,008
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	15,236,928
Prohealth Care, Inc. Obligation Group
Series 2009
02/15/32	6.625%	1,000,000	1,048,630
02/15/39	6.625%	25,150,000	28,554,052
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,464,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
04/01/38	5.750%	$4,000,000	$4,263,560
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,101,570
09/15/39	7.625%	1,000,000	1,115,050
Total			146,848,371
WYOMING 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative
Series 2009A
07/15/39	5.750%	7,900,000	8,920,601
Total Municipal Bonds (Cost: $4,031,412,430)			$4,465,277,374

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 1.6%
COLORADO 0.2%
Colorado Educational & Cultural Facilities Authority(g)
Revenue Bonds
Series 2007 VRDN (U.S. Bank)
06/01/37	0.140%	1,200,000	1,200,000
UJA Federation of Northern New Jersey
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.140%	2,950,000	2,950,000
County of Pitkin
Refunding Revenue Bonds
Aspen Skiing Co.
VRDN Series 1994B (JP Morgan Chase Bank) AMT(a)(g)
04/01/14	0.150%	5,000,000	5,000,000
Total			9,150,000
FLORIDA 0.2%
Jacksonville Health Facilities Authority
Revenue Bonds
Southern Baptist Hospital
VRDN Series 2003C (Wells Fargo Bank)(g)
08/15/33	0.120%	9,000,000	9,000,000
Orange County School Board
Certificate of Participation
Series 2008E VRDN (Wells Fargo Bank)(g)
08/01/22	0.120%	800,000	800,000
Total			9,800,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
ILLINOIS 0.5%
City of Chicago
Unlimited General Obligation Bonds
Series 2003 (JPMorgan Chase Bank)(g)
01/01/34	0.140%	$21,530,000	$21,530,000
IOWA 0.1%
Iowa Finance Authority
Revenue Bonds
Wahlert High School
VRDN Series 2006 (Wells Fargo Bank)(g)
03/01/36	0.130%	1,000,000	1,000,000
Iowa Higher Education Loan Authority(g)
Revenue Bonds
Des Moines University Osteopath
Series 2003 (U.S. Bank)
10/01/33	0.120%	700,000	700,000
Iowa Higher Education Loan Authority(g)(i)
Revenue Bonds
Cornell College
Series 2008 VRDN (JPMorgan Chase Bank)
10/01/38	0.140%	1,820,000	1,820,000
Total			3,520,000
KENTUCKY 0.1%
County of Christian
Revenue Bonds
Series 2007 VRDN (U.S. Bank)(g)
04/01/37	0.130%	600,000	600,000
County of Shelby
Revenue Bonds
VRDN Series 2004A (U.S. Bank)(g)
09/01/34	0.130%	1,950,000	1,950,000
Lexington-Fayette Urban County Airport Board
Revenue Bonds
VRDN Series 2009 (JP Morgan Chase Bank)(g)
07/01/38	0.130%	2,500,000	2,500,000
Total			5,050,000
MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment
Authority
Revenue Bonds
Allina Health Systems
VRDN Series 2009B-2 (JP Morgan Chase Bank)(g)
11/15/35	0.130%	1,050,000	1,050,000
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
VRDN Series 2002 (Harris)(g)
10/01/20	0.130%	6,200,000	6,200,000
Total			7,250,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
MISSOURI —%
Missouri Development Finance Board
Revenue Bonds
VRDN Series 2000C (U.S. Bank)(g)
12/01/20	0.120%	$1,000,000	$1,000,000
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Bethesda Health Group, Inc.
Series 2009 (U.S. Bank)(g)
08/01/41	0.120%	595,000	595,000
Total			1,595,000
NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority
Revenue Bonds
Littleton Regional Hospital
VRDN Series 2007 (TD Banknorth)(g)
10/01/42	0.120%	3,495,000	3,495,000
TEXAS 0.1%
Harris County Health Facilities Development Corp.
Revenue Bonds
Baylor College of Medicine
Series 2007 VRDN (Wells Fargo Bank)(g)
11/15/47	0.120%	3,000,000	3,000,000
VERMONT 0.1%
Vermont Educational & Health Buildings Financing Agency(g)
Revenue Bonds
North Country Hospital & Health
VRDN Series 2007A (TD Banknorth)
10/01/34	0.120%	1,300,000	1,300,000
Northeastern VT Regional Hospital
VRDN Series 2004A (Banknorth)
10/01/29	0.120%	1,500,000	1,500,000
Total			2,800,000
WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority(g)
Revenue Bonds
Fort Healthcare, Inc.
VRDN Series 2007A (JP Morgan Chase Bank)
05/01/37	0.140%	3,800,000	3,800,000
Meriter Hospital, Inc.
VRDN Series 2002 (JP Morgan Chase & Co.)
12/01/32	0.140%	2,450,000	2,450,000
Total			6,250,000
Total Floating Rate Notes (Cost: $73,440,000)			$73,440,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Municipal Bonds Held in Trust 0.7%
MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A(b)(g)(j)
11/15/36	5.500%	$16,000,000	$19,486,560
NORTH CAROLINA 0.1%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2002R-II-175 AMT(a)(g)(j)
01/01/34	5.350%	4,995,000	4,998,158
TEXAS 0.2%
Texas Department of Housing & Community Affairs(a)(g)(j)
Revenue Bonds
Mortgage
Series 2002A (NPFGC) AMT
03/01/34	5.550%	5,275,000	5,279,221
Series 2002B (NPFGC) AMT
09/01/33	5.550%	4,670,000	4,673,561
Total			9,952,782
Total Municipal Bonds Held in Trust (Cost: $32,158,786)			$34,437,500

		Shares	Value

Money Market Funds 1.9%
Dreyfus Tax-Exempt Cash
Management Fund, 0.010%(k)		41,715,133	$41,715,133
JP Morgan Municipal Money Market
Fund, 0.000%(k)		46,990,535	46,990,535
Total Money Market Funds (Cost: $88,705,668)			$88,705,668

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Preferred Stocks 0.2%
MARYLAND 0.2%
Munimae TE Bond Subsidiary LLC(a)(b)(d)
Series 2000B AMT
06/30/50	9.640%	10,000,000	$8,600,100
Series 2005C-3 AMT
11/29/49	5.500%	1,000,000	640,010
Total			9,240,110
Total Municipal Preferred Stocks (Cost: $11,000,000)			$9,240,110
Total Investments(l)
(Cost: $4,236,716,884)			$4,671,100,652(m)
Other Assets & Liabilities, Net			8,085,113
Total Net Assets			$4,679,185,765

Notes to Portfolio of Investments

(a)	At February 29, 2012, the value of securities subject to alternative minimum tax was $371,254,995, representing 7.93% of net assets.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $63,072,000 or 1.35% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At February 29, 2012, the value of these securities amounted to $144,879,382 or 3.10% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $75,496,004, representing 1.61% of net assets.  Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
6.500% 09/01/35	09-20-02	$2,811,271

Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00	7,835,065

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 06/01/12	05-14-10	356,982

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.375% 10/01/15	10-04-04-05-14-10	1,687,770

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.750% 10/01/19	10-04-04-05-14-10	8,365,787

Cabazon Band Mission Indians
Revenue Bonds
Series 2010
8.375% 10/01/20	05-14-10	1,415,000

California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
3.950% 12/01/15	12-22-11	1,415,000

California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
7.500% 12/01/32	12-22-11	1,925,000

Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,895,000

Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home-1st Mortgage
Series 2002
8.500% 05/01/32	05-01-02	5,573,318

City of Roseville
Revenue Bonds
Care Institute, Inc. Project
Series 1993
7.750% 11/01/23	11-01-93	3,275,000

Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-06	3,202,384

Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
6.750% 12/01/27	04-23-08	6,165,000

Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.500% 11/15/11	08-17-07	713,670

Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
6.500% 11/15/31	10-17-95	803,250

Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
0.000% 11/15/56	06-04-11	1,461

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
1st Mortgage-AHF Project
Series 2003
8.500% 01/01/29	12-30-03	450,732

Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.-Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-98	4,250,000

Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
8.750% 01/01/37	09-25-07	1,461,135

Munimae TE Bond Subsidiary LLC
Series 2000B AMT
9.640% 06/30/50	05-30-00	10,000,000

Munimae TE Bond Subsidiary LLC
Series 2005C-3 AMT
5.500% 11/29/49	11-02-05	1,000,000

Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-07	465,000

Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	08-27-93	6,678,189

Washington County Industrial Development Authority
1st Mortgage
Central Project
Series 2003
8.500% 01/01/29	12-30-03	2,000,417
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
5.625% 01/01/27	09-04-09	1,955,375

Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
5.625% 01/01/38	11-07-08-04-22-09	12,111,639

(e)	Zero coupon bond.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2012, the value of these securities amounted to $3,027,324, which represents 0.06% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on February 29, 2012.

(j)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(k)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(l)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $ 4,236,717,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$482,601,000
Unrealized Depreciation	(48,217,000)
Net Unrealized Appreciation	$434,384,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CHF	Collegiate Housing Foundation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insured Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
RHA	Resource Healthcare of America, Inc.
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair Value at February 29, 2012
	Level 1	Level 2	Level 3
	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
Description(a)	identical assets	inputs(b)

Equity Securities
Municipal Preferred Stocks	$—	$9,240,110	$—	$9,240,110
Total Equity Securities	—	9,240,110	—	9,240,110

Bonds
Municipal Bonds	—	4,465,277,374	—	4,465,277,374
Municipal Bonds Held in Trust	—	34,437,500	—	34,437,500
Total Bonds	—	4,499,714,874	—	4,499,714,874

Short-Term Securities
Floating Rate Notes	—	73,440,000	—	73,440,000
Total Short-Term Securities	—	73,440,000	—	73,440,000

Other
Money Market Funds	88,705,668	—	—	88,705,668
Total Other	88,705,668	—	—	88,705,668
Total Investments	$88,705,668	$4,582,394,984	$—	$4,671,100,652

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 23, 2012